REVENUES (Schedule of Significant Changes in Deferred Revenues) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Revenues [Abstract]
Balance, beginning of the period	$ 10,987
New performance obligations	4,113
Reclassification to revenue as a result of satisfying performance obligations	(2,806)
Balance, end of the period	12,294
Less: long-term portion of deferred revenue	9,155
Current portion, end of period	$ 3,139